Class A Ordinary Shares Subject to Possible Redemption (Details) - Schedule of Class A Ordinary Shares Subject to Possible Redemption - Class A Ordinary Shares [Member]	12 Months Ended
Dec. 31, 2021 USD ($)
Class A Ordinary Shares Subject to Possible Redemption (Details) - Schedule of Class A Ordinary Shares Subject to Possible Redemption [Line Items]
Gross Proceeds	$ 311,163,050
Less:
Offering costs allocated to Class A shares subject to possible redemption	(17,138,390)
Proceeds allocated to Public Warrants at issuance	(5,948,230)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount	23,086,620
Class A ordinary shares subject to possible redemption	$ 311,163,050